Stockholders' Equity and Stock-Based Compensation (Details Textual) - Restricted Shares [Member] - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2020	Mar. 31, 2020
Stockholders' Equity and Stock-Based Compensation (Textual)
Stock-based compensation expenses related to unvested Restricted Shares	$ 300,000	$ 800,000
Total unrecognized costs	$ 3,100,000	$ 3,100,000
Estimated remaining vesting period	3 years 2 months 12 days	3 years 2 months 12 days